Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Contract Acquisition Costs, Net
Significant Components of Other Current Liabilities

(in thousands)	2016	2015
Deferred revenues	$40,473	39,863
Accrued expenses	32,861	26,017
Accrued third-party commissions	28,310	9,810
Litigation settlements	20,795	1,290
Dividends payable	19,513	19,367
Accrued interest	19,029	2,820
Other	102,278	67,412
Total	$263,259	166,579